Commitments and Contingencies - Additional Information (Detail) $ in Millions		12 Months Ended
	Sep. 19, 2016 USD ($) Installment	Dec. 31, 2016 USD ($) $ / ft²	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 Number_Of_People	Jun. 27, 2016 USD ($)	Sep. 26, 2011 USD ($)
Leases [Abstract]
Expiration of non-cancellable operating leases		Through 2022
Accrued lease commitments expense		$ 4.0
Estimated sublease income		2.1
Rent expense under operating leases		$ 1.6	$ 1.3	$ 1.2
Incentives per square feet | $ / ft²		40.00
Incentives for improvements to space		$ 2.2
Amount received to start-up new facility							$ 1.0
Minimum number of people to be employed | Number_Of_People					232
Time period to meet employment commitment					3 years
New deadline to meet employment commitment		Apr. 30, 2016
Repayment of granted amount under the agreement	$ 0.3
Interest rate of funds under the agreement	0.00%
Number of equal quarterly installments | Installment	20
Grant earned under agreement						$ 0.7